Other disclosures	12 Months Ended
Dec. 31, 2022
Additional information [abstract]
Other disclosures
Other disclosures

5.1 Share-based payment schemes

Share-based payment expensed in the income statement
DKK million	2022	2021	2020
Restricted stock units to employees	265	189	189
Long-term share-based incentive programme (Management Board)[1]	250	234	162
Long-term share-based incentive programme (management group below Management Board)	819	598	436
Shares allocated to individual employees	205	19	36
Share-based payment expensed in the income statement	1,539	1,040	823
1. In 2021, Novo Nordisk introduced a new share-based compensation programme with terms, which amortises the grant date valuation over three years (2019 and 2020 programmes were amortised over four years). The 2022 expense includes amortisation of the 2019, 2020, 2021 and 2022 programmes.

Outstanding restricted stock units (million)	Restricted stock units to employees			Shares for Management Board			Shares for management group below Management Board			Shares allocated to individual employees			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Outstanding at the beginning of the year	2.0	2.1	2.1	2.2	1.8	1.3	5.5	4.5	3.2	0.2	0.2	0.3	9.9	8.6	6.9
Released allocated shares	(0.0)	(0.1)	(0.0)	(0.5)	(0.3)	(0.1)	(1.2)	(0.6)	(0.2)	(0.1)	(0.1)	(0.1)	(1.8)	(1.1)	(0.4)
Cancelled allocated shares	—	—	—	(0.1)	0.0	(0.0)	(0.2)	(0.3)	(0.1)	(0.0)	(0.0)	(0.0)	(0.3)	(0.3)	(0.1)
Allocated in the year	0.4	—	—	0.4	0.5	0.4	1.7	1.6	1.0	0.4	0.1	—	2.9	2.2	1.4
Performance adjustment[2]	—	—	—	—	0.2	0.2	—	0.3	0.6	—	—	—	—	0.5	0.8
Outstanding at the end of the year	2.4	2.0	2.1	2.0	2.2	1.8	5.8	5.5	4.5	0.5	0.2	0.2	10.7	9.9	8.6
2. The number of shares for Management Board and management group below Management Board has been adjusted as the targets set by the Board are expected to be exceeded for the 2019, 2020, 2021 and 2022 programmes.
Restricted stock units to employees
In appreciation of the efforts of employees during recent years, as of 1 August 2019, all employees in the company were offered 75 restricted stock units. A restricted stock unit gives the holder the right to receive one Novo Nordisk B share free of charge in February 2023, subject to continued employment. The cost of the DKK 660 million programme is amortised over the vesting period.

Long-term share-based incentive programme

Management Board
On 31 January 2023, the Board of Directors approved an interim allocation of 0.4 million Novo Nordisk B shares to the members of the Management Board for the 2022 financial year. The number of shares is periodically estimated based on long-term incentive performance. The final number of shares allocated for the 2022 programme is to be decided at the end of the performance period in 2024. The value at launch of the programme (adjusted for expected dividends) was DKK 234 million.

The cost of the 2022 programme is amortised over the vesting period of 2022-2024 at an annual amount of DKK 78 million. The maximum share allocation cannot exceed 26 months' base salary for the CEO, 19.5 months' base salary for executive vice presidents and up to 15.6 months' base salary for senior vice presidents. Financial targets are set by the Board for a three-year period, while every year the Board sets the non-financial targets, with the first time having been in February 2022 for the year 2022.

The grant date of the programme was February 2022, and the share price used for the determining the grant date fair value of the award was the average share price for Novo Nordisk B shares on Nasdaq Copenhagen in the period 2-16 February 2022, adjusted for the expected dividend (DKK 639). Based on the split of participants when the share allocation was decided, 47% of the allocated shares will be allocated to members of Executive Management and 53% to other members of the Management Board.

The shares allocated for 2019 were released to the individual participants subsequent to approval of the 2022 Annual Report by the Board of Directors and after the announcement of the 2022 full-year financial results on 1 February 2023. The shares allocated correspond to a value at launch of the programme of DKK 152 million, expensed over the vesting period of 2019-2022. The number of shares to be transferred (0.6 million shares) is higher than the original number of shares allocated, as the average sales growth in the three-year vesting period was above the maximum performance target set by the Board and consequently, the number of shares increased by 30%.

All restricted stock units and shares allocated to Management are settled by treasury shares at the time of vesting.

General terms and conditions of 2020-2022 programmes
	Shares for Management Board			Shares for management group below Management Board			Shares allocated to individual employees
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Number of shares awarded in the year (million)	0.4	0.5	0.4	1.7	1.6	1.0	0.4	0.1	0.0
Value per share at launch (DKK)	639	423	411	639	423	411	743	538	391
Total market value at year-end (DKK million)	234	223	152	1,062	649	416	316	71	17
Performance and vesting period	2022 to 2024	2021 to 2023	2020 to 2023	2022 to 2024	2021 to 2023	2020 to 2023	2022 to 2025	2021 to 2024	2020 to 2023
Allocated to recipients	Feb 2025	Feb 2024	Feb 2024	Feb 2025	Feb 2024	Feb 2024	2025	2024	2023
Amortisation period	3 years	3 years	4 years	3 years	3 years	4 years	3 years	3 years	3 years

Management group below the Management Board
The management group below the Management Board has a share-based incentive programme with similar performance criteria. For 2022, a total of 1.7 million shares have currently been allocated to this group, corresponding to a value at launch of the programme adjusted for expected dividends of DKK 1,062 million. The number of shares is periodically estimated based on long-term incentive performance. The final number of shares allocated for the 2022 programme is decided at the end of the performance period in 2024. The cost of the 2022 programme is amortised over the vesting period of 2022-2024 at an annual amount of DKK 354 million. Financial targets are set by the Board for a three-year period, while every year the Board sets the non-financial targets.

The shares allocated for 2019 were released to the individual participants subsequent to approval of the 2022 Annual Report by the Board of Directors and after the announcement of the 2022 full-year financial results on 1 February 2023. The shares allocated correspond to a value at launch of the programme of DKK 387 million amortised over the period 2019-2022. The number of shares to be transferred (1.5 million shares) is higher than the original number of shares allocated, as the average sales growth in the three-year vesting period was above the maximum performance target set by the Board and consequently the number of shares increased by 30%.
Accounting policies
Share-based compensation
Novo Nordisk operates equity-settled, share-based compensation plans.
The fair value of the employee services received in exchange for the grant of shares is recognised as an expense and allocated over the vesting period.

The total amount to be expensed over the performance and vesting period is determined by reference to the fair value of the shares granted, excluding the impact of any non-market vesting conditions. The fair value is fixed at the grant date, and adjusted for expected dividends during the vesting period. Non-market vesting conditions are included in assumptions about the number of shares that are expected to vest. At the end of each reporting period, Novo Nordisk revises its estimates of the number of shares expected to vest. Novo Nordisk recognises the impact of the revision of the original estimates, if any, in the income statement and in a corresponding adjustment to equity (change in proceeds) over the remaining vesting period. Adjustments relating to prior years are included in the income statement in the year of adjustment.
5.2 Commitments

Contractual obligations not recognised in the balance sheet
DKK million (Undiscounted)	Current	Non-current	Total
2022
Leases[1]	205	1,641	1,846
Research and development obligations	5,988	7,582	13,570
Research and development – potential milestone payments[2]	376	5,011	5,387
Commercial product launch – potential milestone payments[2]	—	7,598	7,598
Purchase obligations relating to investments in property, plant and equipment	1,696	1,427	3,123
Other purchase obligations	18,762	14,366	33,128
Total obligations not recognised in the balance sheet	27,027	37,625	64,652
2021
Leases[1]	145	636	781
Research and development obligations	4,196	6,357	10,553
Research and development – potential milestone payments[2]	771	4,220	4,991
Commercial product launch – potential milestone payments[2]	—	5,966	5,966
Purchase obligations relating to investments in property, plant and equipment	545	—	545
Other purchase obligations	13,407	5,998	19,405
Total obligations not recognised in the balance sheet	19,064	23,177	42,241
1. Predominantly relates to estimated variable property taxes, leases committed but not yet commenced and low value leases.
2. Potential milestone payments are associated with uncertainty as they are linked to successful achievements in research activities.

Contractual obligations
Research and development obligations include contingent payments related to achieving development milestones. Such amounts entail uncertainties in relation to the period in which payments are due because a proportion of the obligations are dependent on milestone achievements. Exercise fees and subsequent milestone payments under in-licensing option agreements are excluded, as Novo Nordisk is not contractually obligated to make such payments. Commercial product launch milestones include contingent payments solely related to achievement of a commercial product launch following regulatory approval.

Commercial milestones, royalties and other payments based on a percentage of sales generated from sale of goods following marketing approval are excluded from the contractual commitments analysis because of their contingent nature, related to future sales.

The purchase obligations related to investments in property, plant and equipment primarily relates to production capacity expansion projects. Novo Nordisk expects to fund these commitments with existing cash and cash flow from operations.

The contractual obligations not recognised in the balance sheet represent contractual payments and are not discounted and are not risk-adjusted.

Other guarantees
Other guarantees amount to DKK 1,222 million (DKK 1,251 million in 2021). Other guarantees primarily relate to performance guarantees issued by
Novo Nordisk.
5.3 Acquisition of businesses

Fair value recognised at date of acquisition
	2022	2021
DKK million	Forma Thera- peutics	Dicerna Pharma-ceuticals
Intellectual property rights	5,766	18,687
Other intangible assets	492	24
Financial assets	77	31
Marketable securities	1,470	861
Cash	1,027	3,033
Deferred tax assets (liabilities), net	(1,233)	(3,480)
Other net assets	(21)	(1,468)
Net identifiable assets acquired	7,578	17,688
Goodwill	524	4,346
Purchase price	8,102	22,034
Settlement of pre-existing relationship	—	(145)
Fair value of existing shareholdings	—	(573)
Consideration transferred	8,102	21,316
Cash acquired	(1,027)	(3,033)
Cash used for acquisition of businesses	7,075	18,283

Business combinations in 2022
On 14 October 2022, Novo Nordisk acquired all outstanding shares of the publicly held US company Forma Therapeutics Holdings, Inc. at a price of 20 USD per share via a cash tender offer, equal to a total purchase price of DKK 8,102 million. Novo Nordisk had no pre-acquisition ownership stake in, or pre-existing collaboration with Forma Therapeutics Holdings, Inc.

About Forma Therapeutics Holdings, Inc.
Forma Therapeutics Holdings, Inc., including its two fully owned subsidiaries Forma Therapeutics, Inc. and Forma Securities Corp, (Collectively Forma Therapeutics) is a clinical-stage biopharmaceutical company focused on the research, development and commercialization of novel therapeutics to transform the lives of patients with rare haematological diseases.

Strategic rationale
The acquisition of Forma Therapeutics, including its lead development candidate, etavopivat, is aligned with Novo Nordisk’s strategy to complement and accelerate its scientific presence and pipeline in haemoglobinopathies, a group of disorders in which there is abnormal production or structure of the haemoglobin protein in the red blood cells. Etavopivat, an investigational oral, once-daily, selective pyruvate kinase-R (PKR) activator, is being developed to improve anaemia and red blood cell health in people with sickle cell disease (SCD), a seriously debilitating, life-threatening and life shortening disease.

Details of the acquisition
The purchase price allocated to goodwill, intellectual property rights, other intangible assets, and deferred tax assets and liabilities, is considered provisional due to uncertainty on key assumptions which require detailed analysis which has not been possible to conclude as of 31 December 2022. Adjustments may be applied to the purchase price allocation for a period of up to 12 months from the acquisition date.

The goodwill is primarily attributable to the highly-skilled workforce in place at Forma Therapeutics. The goodwill is fully allocated to the rare disease business segment and is not deductible for tax purposes.

Transaction costs of DKK 51 million are included in other operating income and expenses in the income statement for 2022.

Business combinations in 2021
On 28 December 2021, Novo Nordisk acquired all outstanding shares of the publicly held US company Dicerna Pharmaceuticals, Inc. via a cash tender offer. Before the acquisition, Novo Nordisk held 2.9% of the shares in Dicerna Pharmaceuticals, Inc. at a fair value of DKK 573 million.

The total purchase price amounts to DKK 22,034 million, which has been settled by the fair value of existing shareholdings of DKK 573 million, settlement of a pre-existing relationship of DKK 145 million and a cash consideration of DKK 21,316 million.

The goodwill is primarily attributable to the highly-skilled workforce and expected synergies generated from Novo Nordisk's know-how and commercialisation abilities within protein and peptide based medicines and Dicerna Pharmaceuticals, Inc.’s know-how within RNAi technology. The goodwill is not deductible for tax purposes.

Transaction costs of DKK 124 million are included in other operating income and expenses in the income statement for 2021.

At end of 2021, the purchase price allocation for the acquisition of Dicerna Pharmaceuticals, Inc. was provisional. The allocation was finalised in 2022 without any adjustments.

Accounting policies
The acquisition method of accounting is used to account for all business combinations.

The purchase price for a business comprises the fair values of the assets transferred, liabilities incurred to the former owners including warrant holders of the acquired business and the fair value of any asset or liability resulting from a contingent consideration arrangement. Any amount of the purchase price which effectively comprises a settlement of a pre-existing relationship is not part of the exchange for the acquiree and is therefore not included in the consideration for the purpose of applying the acquisition method. Settlements of pre-existing relationships are accounted for as separate transactions in accordance with the relevant IFRS standards.

Identifiable assets and liabilities and contingent liabilities assumed are measured at fair value at the date of acquisition by applying relevant valuation methods. Acquisition-related costs are expensed as incurred.
Goodwill is recognised at the excess of purchase price over the fair value of net identifiable assets acquired and liabilities assumed.
Key accounting estimate in determining the fair value of intangible assets and judgement of whether a transaction is an asset acquisition or a business combination
Management makes judgements related to intangible assets when assessing whether a transaction is a business combination or an asset acquisition. The assessment of whether a transaction is a business combination or an asset acquisition involves the optional concentration test, which is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If met the transaction is accounted for as an asset acquisition. If not met, an assessment is made if the acquired company comprise of a business, and should be accounted for as a business combination.

The application of the acquisition method involves the use of significant estimates as the identifiable net assets of the acquiree are recognised at their fair value for which observable market prices are typically not available. This is particularly relevant for intangible assets which require use of valuation techniques typically based on estimates of present value of future uncertain cash flows.

For the 2022 acquisition of Forma Therapeutics Holdings, Inc. valuations of intellectual property rights were based on estimated and risk adjusted net present value of future cash flows. For the 2021 acquisition of Dicerna Pharmaceuticals, Inc. valuation of intellectual property rights is mainly based on Relief From Royalty models, where Management has estimated the net present value of royalties and milestone payments, if the existing research collaboration and license agreement had been extended in time and scope to cover all of the proprietary RNAi technology. Further, pipeline assets and research collaboration and license agreements with other parties than Novo Nordisk are valued based on estimated and risk adjusted net present value of future cash flows.
5.4 Related party transactions

Material transactions with related parties
DKK million	2022	2021	2020
Novo Holdings A/S
Purchase of Novo Nordisk B shares	6,984	6,695	5,963
Dividend payment to Novo Holdings A/S	7,207	6,144	5,767
NNIT Group
Services provided by NNIT	660	593	775
Dividend payment from NNIT	—	(4)	(18)
Novozymes Group
Services provided by Novo Nordisk	(78)	(116)	(113)
Services provided by Novozymes	92	78	72
Novo Nordisk A/S is controlled by Novo Holdings A/S (incorporated in Denmark), which owns 28.1% of the share capital in Novo Nordisk A/S, representing 76.9% of the total number of votes. The remaining shares are widely held. The ultimate parent of the Group is the Novo Nordisk Foundation (incorporated in Denmark). Both entities are considered related parties.

As associated companies of Novo Nordisk A/S, NNIT Group and Churchill Stateside Solar Fund XIV, LLC ('CS Solar Fund XIV') are considered related parties. As associated companies of Novo Holdings A/S, Unchained Labs, Inc. and Altascience Company Inc. are considered related parties to Novo Nordisk A/S. As they share a controlling shareholder, the Novozymes Group, Sonion Group and Xellia Pharmaceuticals are also considered to be related parties, as well as the Board of Directors and Executive Management of Novo Nordisk A/S.
In 2022, Novo Nordisk A/S acquired 8,415,000 B shares, worth DKK 7.0 billion, from Novo Holdings A/S as part of the DKK 24.0 billion share repurchase programme. The transaction price for each transaction was calculated as the average market price in the open window period following the announcements of the financial results for the four quarters in 2022.

In Novo Nordisk A/S, there were no transactions with the Board of Directors or Executive Management besides remuneration. There were no other transactions with the Board of Directors or Executive Management of NNIT A/S, Novozymes A/S, Novo Holdings A/S, the Novo Nordisk Foundation, Xellia Pharmaceuticals ApS, Unchained Labs, Inc., Sonion A/S or CS Solar Fund XIV.

For information on remuneration of the Management of Novo Nordisk, please refer to note 2.4 Employee costs. There were no loans to the Board of Directors or Executive Management in 2022, nor were there any in 2021 or 2020.

There were no material unsettled balances with related parties at the end of the year.
5.5 Fee to statutory auditors

DKK million	2022	2021	2020
Statutory audit[1]	38	26	26
Audit-related services	2	3	3
Tax advisory services	3	4	9
Other services	12	4	4
Total fee to statutory auditors	55	37	42
1. 2022 statutory audit fee includes DKK 9 million of additional fee related to 2021.
Fees for services other than statutory audit of the financial statements amount to DKK 17 million (DKK 11 million in 2021 and DKK 16 million in 2020).

In 2022, Deloitte Statsautoriseret Revisionspartnerselskab provided other services than statutory audit in the amount of DKK 12 million (DKK 6 million in 2021) which relate to tax compliance and transfer pricing, management consulting for strategic projects, educational training, review of ESG data, and other assurance assessments and opinions.

PricewaterhouseCoopers Statsautoriseret Revisionspartnerselskab (PricewaterhouseCoopers Denmark) provided other services in the amount of DKK 9 million in 2020 which relate to tax compliance and transfer pricing, educational training, review of ESG data, due diligence and other assurance assessments and opinions.
5.6 General accounting policies

Principles of consolidation
The consolidated financial statements incorporate the financial statements of the parent company Novo Nordisk A/S and entities controlled by Novo Nordisk A/S. Control exists when Novo Nordisk has effective power over the entity and has the right to variable returns from the entity. The results of subsidiaries acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition and up to the effective date of disposal.

Functional and presentation currency
Items included in the financial statements of Novo Nordisk's entities are measured using the currency of the primary economic environment in which the entity operates (functional currency). The consolidated financial statements are presented in Danish kroner (DKK), which is also the functional and presentation currency of the parent company.

Translation of transactions and balances
Foreign currency transactions are translated into the functional currency using the prevailing exchange rates at the transaction dates. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities are recognised in the income statement.
Foreign currency differences arising from the translation of effective qualifying cash flow hedges are recognised in other comprehensive income.

Translation of Group companies
Financial statements of foreign subsidiaries are translated into DKK at the exchange rates prevailing at the end of the reporting period for balance sheet items, and at average exchange rates for income statement items.
All effects of exchange rate adjustments are recognised in other comprehensive income.

Cash flow statement
The Cash flow statement is presented in accordance with the indirect method commencing with net profit for the year.
5.7 Companies in the Novo Nordisk Group

Activity:	•	Sales and marketing	•	Production
	•	Research and development	•	Services/investments

Company and country		Activity
Parent company
Novo Nordisk A/S, Denmark		•	•	•	•

Subsidiaries by geographical area

Company and country	Percentage of shares owned	Activity
North America Operations
Novo Nordisk Canada Inc., Canada	100	•
Novo Nordisk Inc., US	100	•
Novo Nordisk North America Operations A/S, Denmark	100				•
Novo Nordisk Pharmaceutical Industries LP, US	100		•
Novo Nordisk Pharmatech US, Inc., US	100	•
Novo Nordisk Pharma, Inc., US	100	•
Novo Nordisk Research Center Indianapolis, Inc., US	100			•
Novo Nordisk Research Center Seattle, Inc., US	100			•
Novo Nordisk US Bio Production, Inc., US	100		•
Novo Nordisk US Commercial Holdings, Inc., US	100				•
Novo Nordisk US Holdings Inc., US	100				•
Corvidia Therapeutics, Inc., US	100			•
Dicerna Pharmaceuticals, Inc., US	100			•
Emisphere Technologies, Inc., US	100				•
Forma Therapeutics, Inc., US	100			•

Region International Operations
Novo Nordisk Pharmaceuticals A/S, Denmark	100				•
Novo Nordisk Pharma Operations A/S, Denmark	100	•			•
Novo Nordisk Region AAMEO and LATAM A/S, Denmark	100				•
Novo Nordisk Region Europe A/S, Denmark	100				•
Novo Nordisk Region Japan & Korea A/S, Denmark	100				•

Region EMEA
Aldaph SpA, Algeria	100	•	•
Novo Nordisk Pharma GmbH, Austria	100	•
S.A. Novo Nordisk Pharma N.V., Belgium	100	•
Novo Nordisk Pharma d.o.o., Bosnia and Herzegovina	100	•
Novo Nordisk Pharma EAD, Bulgaria	100	•
Novo Nordisk Hrvatska d.o.o., Croatia	100	•
Novo Nordisk s.r.o., Czech Republic	100	•
Novo Nordisk Denmark A/S, Denmark	100	•
Novo Nordisk Pharmatech A/S, Denmark	100	•	•
Novo Nordisk Egypt LLC, Egypt	100	•

Company and country	Percentage of shares owned	Activity
Novo Nordisk Egypt Pharmaceuticals Ltd., Egypt	100	•
Novo Nordisk Farma OY, Finland	100	•
Novo Nordisk, France	100	•
Novo Nordisk Production SAS, France	100		•
Novo Nordisk Pharma GmbH, Germany	100	•
Novo Nordisk Hellas Epe., Greece	100	•
Novo Nordisk Hungária Kft., Hungary	100	•
Novo Nordisk Limited, Ireland	100	•
Novo Nordisk Ltd, Israel	100	•
Novo Nordisk S.P.A., Italy	100	•
Novo Nordisk Kazakhstan LLP, Kazakhstan	100	•
Novo Nordisk Kenya Ltd., Kenya	100	•
Novo Nordisk Pharma SARL, Lebanon	100	•
UAB Novo Nordisk Pharma, Lithuania	100	•
Novo Nordisk Farma dooel, North Macedonia	100	•
Novo Nordisk Pharma SAS, Morocco	100	•
Novo Nordisk B.V., Netherlands	100	•
Novo Nordisk Finance (Netherlands) B.V., Netherlands	100				•
Novo Nordisk Pharma Limited, Nigeria	100	•
Novo Nordisk Norway AS, Norway	100	•
Novo Nordisk Pharmaceutical Services Sp. z.o.o., Poland	100	•
Novo Nordisk Pharma Sp.z.o.o., Poland	100	•
Novo Nordisk Portugal, Lda., Portugal	100	•
Novo Nordisk Farma S.R.L., Romania	100	•
Novo Nordisk Limited Liability Company, Russia	100	•	•
Novo Nordisk Production Support LLC, Russia	100				•
Novo Nordisk Saudi for Trading, Saudi Arabia	100	•
Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia	100	•
Novo Nordisk Slovakia s.r.o., Slovakia	100	•
Novo Nordisk, d.o.o., Slovenia	100	•
Novo Nordisk (Pty) Limited, South Africa	100	•
Novo Nordisk Pharma S.A., Spain	100	•
Novo Nordisk Scandinavia AB, Sweden	100	•
Novo Nordisk Health Care AG, Switzerland	100	•		•	•
Novo Nordisk Pharma AG, Switzerland	100	•
Novo Nordisk Tunisie SARL, Tunisia	100	•
Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey	100	•
Novo Nordisk Ukraine, LLC, Ukraine	100	•
Novo Nordisk Pharma Gulf FZE, United Arab Emirates	100	•
Novo Nordisk Holding Limited, UK	100				•
Novo Nordisk Limited, UK	100	•
Novo Nordisk Research Centre Oxford Limited, UK	100			•

Company and country	Percentage of shares owned	Activity
Region China
Novo Nordisk (China) Pharmaceuticals Co. Ltd., China	100	•	•
Novo Nordisk (Shanghai) Pharma Trading Co., Ltd., China	100	•
Novo Nordisk Region China A/S, Denmark	100				•
Novo Nordisk Hong Kong Limited, Hong Kong	100	•
Novo Nordisk Pharma (Taiwan) Ltd., Taiwan	100	•
Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China	100			•

Region Rest of World
Novo Nordisk Pharma Argentina S.A., Argentina	100	•
Novo Nordisk Pharmaceuticals Pty. Ltd., Australia	100	•
Novo Nordisk Pharma (Private) Limited, Bangladesh	100	•
Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil	100		•
Novo Nordisk Farmacêutica do Brasil Ltda., Brazil	100	•
Novo Nordisk Farmacéutica Limitada, Chile	100	•
Novo Nordisk Colombia SAS, Colombia	100	•
Novo Nordisk India Private Limited, India	100	•
Novo Nordisk Service Centre (India) Pvt. Ltd., India	100				•
PT. Novo Nordisk Indonesia, Indonesia	100	•
Novo Nordisk Pars, Iran	100	•	•
Novo Nordisk Pharma Ltd., Japan	100	•	•
Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia	100	•
Novo Nordisk Pharma Operations Sdn Bhd, Malaysia	100	•
Novo Nordisk Mexico S.A. de C.V., Mexico	100	•
Novo Nordisk Pharmaceuticals Ltd., New Zealand	100	•
Novo Nordisk Pharma (Private) Limited, Pakistan	100	•
Novo Nordisk Panama S.A., Panama	100	•
Novo Nordisk Peru S.A.C., Peru	100	•
Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines	100	•
Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore	100	•
Novo Nordisk India Holding Pte Ltd., Singapore	100				•
Novo Nordisk Pharma Korea Ltd., South Korea	100	•
Novo Nordisk Lanka (PVT) Ltd, Sri Lanka	100	•
Novo Nordisk Pharma (Thailand) Ltd., Thailand	100	•
Novo Nordisk Vietnam Ltd., Vietnam	100	•
Other subsidiaries and associated companies
NNE A/S, Denmark	100				•
NNIT A/S, Denmark	18				•
CS Solar Fund XIV, LLC, US	99				•
Companies without significant activities are not included in the list.
NNE A/S subsidiaries are not included in the list.